Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 753,001	$ 1,018,691
Less: expected credit loss	(288,585)
Accounts receivable, net	$ 464,416	$ 1,018,691